PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost
Buildings	$2,328,832	$2,320,265
Furniture, fixtures and equipment	196,428	199,098
Leasehold improvements	126,538	109,834
Motor vehicles	2,615	2,602
Construction in progress	256,225	80,732

Sub-total	2,910,638	2,712,531
Less: accumulated depreciation and amortization	(729,741)	(605,074)

Property and equipment, net	$2,180,897	$2,107,457

As of December 31, 2020 and 2019, construction in progress
,
in relation to Studio City
,
included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $32,497 and $11,676, respectively.